DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, D.C. 20006
(202) 261-3300

June 25, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	PIMCO Funds (the "Trust")
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the Trust, that (i) the forms of the (a) Global Advantage Strategy Bond Fund Class P Prospectus and (b) Global Advantage Strategy Bond Fund Institutional and Administrative Classes Prospectus that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 137, which was filed on June 24, 2008, and (ii) the text of Post-Effective Amendment No. 137 was filed electronically on June 24, 2008.

Please do not hesitate to contact the undersigned at (202) 261-3387 if you have any questions regarding this certification.

Sincerely,

/s/ Nauman S. Malik

cc:	J. Stephen King, Jr.
Joshua Ratner
Brendan C. Fox
Christopher S. Ha